CONSOLIDATED BALANCE SHEETS	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Cash	$ 111,451,945	¥ 728,249,297	¥ 795,329,065
Trade accounts receivable, net of allowance for doubtful accounts of RMB nil and RMB nil ($ nil), as of December 31, 2016 and 2017, respectively (note 4)	78,010,681	509,737,390	415,621,572
Inventories (note 5)	66,448,139	434,185,431	602,628,839
Advance to suppliers (note 6)	86,039,023	562,196,185	245,977,475
Other receivables (note 7)	10,160,610	66,391,456	81,055,814
Prepaid expenses	425,684	2,781,503	3,325,225
Total current assets	352,536,082	2,303,541,262	2,143,937,990
Property, plant and equipment, net (note 8)	117,237,909	766,055,948	876,240,529
Land use rights, net (note 9)	19,532,250	127,627,629	130,460,205
Total assets	489,306,241	3,197,224,839	3,150,638,724
Current liabilities
Trade accounts payable	5,645,777	36,890,637	23,643,261
Accrued expenses and other payables (note 10)	8,382,079	54,770,180	47,614,155
Income taxes payable	10,210,540	66,717,710	12,242,364
Short-term borrowings (note 11)	106,924,644	698,667,011	905,170,000
Total current liabilities	131,163,040	857,045,538	988,669,780
Bonds payable, outstanding principal amount of RMB300,000,000 ($43,246,360), bearing fixed annual interest rate of 6.5%, with maturity on November 2, 2021 (less unamortized debt issuance costs based on imputed interest rate of 6.75% of RMB 6,830,549 and RMB5,419,012 ($829,331) as of December 31, 2016 and 2017, respectively) (note 12)	45,082,946	294,580,988	293,169,451
Total liabilities	176,245,986	1,151,626,526	1,281,839,231
Commitments and contingencies (note 15)
Shareholders' equity
Ordinary share-par value of RMB0.0068259; 25,725,000 shares authorized, issued and outstanding as of December 31, 2016 and 2017, respectively	25,725	175,596	175,596
Additional paid-in capital	71,643,382	468,132,187	468,132,187
Retained earnings-appropriated (note 2)	26,201,739	171,207,400	153,533,656
Retained earnings-unappropriated	215,264,863	1,406,583,669	1,247,519,969
Accumulated other comprehensive loss	(75,454)	(500,539)	(561,915)
Total shareholders' equity	313,060,255	2,045,598,313	1,868,799,493
Total liabilities and shareholders' equity	$ 489,306,241	¥ 3,197,224,839	¥ 3,150,638,724